THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED ON SEPTEMBER 29, 2004 PURSUANT TO RULE 201, TEMPORARY HARDSHIP EXEMPTION

As filed with the Securities and Exchange Commission on September 29, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND, INC.
                    -----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                           NEUBERGER BERMAN JULY 31, (UNAUDITED)

Schedule of Investments Realty Income Fund

Number of Shares                                                  Market Value+
                                                                ($000's omitted)
Common Stocks (105.3%)

Apartments (15.6%)
        138,200               Amli Residential Properties
                               Trust                                  3,990
        531,400               Apartment Investment &
                               Management                            16,989
        430,500               Archstone-Smith Trust                  12,670
        464,200               Camden Property Trust                  20,889
        433,500               Gables Residential Trust               14,327
        171,100               Home Properties                         6,433
          1,700               Mid-America Apartment
                               Communities                               61
         35,300               Post Properties                           988
          4,400               Town & Country Trust                      107 ss.
         49,100               United Dominion Realty Trust              952
                                                                   --------
                                                                     77,406

Commercial Services (0.4%)
         92,000               Capital Trust                           2,251

Community Centers (12.6%)
        100,000               Chelsea Property Group                  6,512
         43,400               Developers Diversified Realty           1,557
         30,000               Federal Realty Investment
                               Trust                                  1,266
        221,400               Heritage Property Investment
                               Trust                                  6,080
        942,400               New Plan Excel Realty Trust            22,382
        331,100               Ramco-Gershenson Properties
                               Trust                                  8,513
        404,700               Tanger Factory Outlet Centers          16,046
                                                                   --------
                                                                     62,356

Diversified (13.7%)
        575,400               Colonial Properties Trust              21,865 ss.
        813,100               iStar Financial                        30,898 (00)
        219,600               Lexington Corporate Properties
                               Trust                                  4,296 ss.
        182,100               Vornado Realty Trust                   10,578
                                                                   --------
                                                                     67,637

Health Care (15.9%)
        652,800               Health Care Property Investors         16,294
        382,400               Health Care REIT                       12,340 ss.
        157,300               Healthcare Realty Trust                 5,682
        563,700               Nationwide Health Properties           10,766 ss.
      1,312,900               Ventas, Inc.                           33,505 ss.
                                                                   --------
                                                                     78,587

Industrial (6.8%)
        642,129               EastGroup Properties                   20,824
        353,000               First Industrial Realty Trust          12,934 ss.
                                                                   --------
                                                                     33,758

Lodging (0.4%)
         51,000               Hospitality Properties Trust            2,034

Office (21.5%)
        100,000               American Financial Realty
                               Trust                                  1,325
        191,000               Arden Realty                            5,806
        385,400               Brandywine Realty Trust                10,522
        290,400               CarrAmerica Realty                      8,854
        374,300               Equity Office Properties Trust          9,713
        217,000               Glenborough Realty Trust                3,967
        408,700               Highwoods Properties                    9,482
        341,000               HRPT Properties Trust                   3,434
        271,300               Kilroy Realty                           9,604
        132,200               Mack-Cali Realty                        5,407
        942,000               Maguire Properties                     23,315
        323,500               Prentiss Properties Trust              11,083
        233,600               Trizec Properties                       3,749
                                                                   --------
                                                                    106,261

Office - Industrial (7.4%)
        149,500               Bedford Property Investors              4,185
        332,200               Liberty Property Trust                 12,756
        704,700               Reckson Associates Realty              19,527 ss.
                                                                   --------
                                                                     36,468

Regional Malls (8.8%)
         55,500               CBL & Associates Properties             3,058
        452,700               Glimcher Realty Trust                   9,806 ss.
        104,700               Macerich Co.                            5,015
        164,000               Mills Corp.                             7,478
        177,600               Pennsylvania REIT                       6,193
        230,300               Simon Property Group                   11,886
         10,400               Taubman Centers                           240
                                                                   --------
                                                                     43,676

Self Storage (2.2%)
        119,700               Public Storage, Depositary
                               Shares                                 3,226
         75,700               Shurgard Storage Centers                2,801 ss.
        131,500               Sovran Self Storage                     5,101 ss.
                                                                   --------
                                                                     11,128

Total Common Stocks
(Cost $ 426,032)                                                    521,562
                                                                    -------

Preferred Stocks (38.5%)

Apartments (4.4%)
          7,200               Apartment Investment &
                               Management, Ser. Q                       191
          8,600               Apartment Investment &

See Notes to Schedule of Investments

Schedule of Investments Realty Income Fund cont'd

Number of Shares                                                  Market Value+
                                                                ($000's omitted)
                               Management, Ser. R                       231
        138,000               Apartment Investment &
                              Management, Ser. T                      3,370
        377,800               Mid-America Apartment
                               Communities, Ser. H                    9,634
        151,300               Post Properties, Ser. A                 8,305
                                                                   --------
                                                                     21,731

Commercial Services (0.8%)
        156,000               Anthracite Capital, Ser. C              4,095

Community Centers (8.1%)
        743,644               Citigroup Global Markets               28,152
         66,000               Developers Diversified Realty,
                               Ser. I                                 1,654
         49,600               Ramco-Gershenson Properties
                               Trust, Ser. B                          1,324
         85,500               Saul Centers, Ser. A                    2,223 ss.
         60,000               Urstadt Biddle Properties,
                               Ser. C                                 6,684 **
                                                                   --------
                                                                     40,037

Diversified (6.0%)
        398,600               Crescent Real Estate Equities,
                               Ser. B                                10,244
        200,000               iStar Financial, Ser. E                 4,970
        580,000               Lexington Corp. Properties
                               Trust, Ser. B                         14,668
                                                                   --------
                                                                     29,882

Health Care (3.8%)
        685,000               Health Care REIT, Ser. D               17,468
         59,000               LTC Properties, Ser. F                  1,429
          1,000               Nationwide Health Properties              102
                                                                   --------
                                                                     18,999

Industrial (0.1%)
         20,000               Keystone Property Trust, Ser.
                               D                                        508

Lodging (0.7%)
         81,700               Hospitality Properties Trust,
                               Ser. B                                 2,185
         32,000               Host Marriott, Ser. E                     834
          5,300               LaSalle Hotel Properties, Ser.
                               A                                        143
                                                                   --------
                                                                      3,162

Office (3.6%)
         23,200               Highwoods Properties, Ser. B              572
         96,400               Highwoods Properties, Ser. D            2,357
         50,000               HRPT Properties Trust, Ser. B           1,328
        480,000               Parkway Properties, Ser. D             12,336 ss.
         53,200               SL Green Realty, Ser. D                 1,349
                                                                   --------
                                                                     17,942

Regional Malls (10.4%)
         40,000               CBL & Associates Properties,
                               Ser. B                                 2,142
         48,000               Glimcher Realty Trust, Ser. F           1,248
        108,500               Glimcher Realty Trust, Ser. G           2,675
         31,200               Mills Corp., Ser. B                       822
        206,200               Mills Corp., Ser. C                     5,471
        965,900               Mills Corp., Ser. E                    25,345
        225,300               Pennsylvania REIT, Ser. A              13,405
          7,700               Taubman Centers, Ser. A                   195
                                                                   --------
                                                                     51,303

Specialty (0.6%)
         30,000               Capital Automotive REIT, Ser.
                               B                                        760
         76,500               Entertainment Properties
                               Trust, Ser. A                          2,054
                                                                   --------
                                                                      2,814
Total Preferred Stocks
(Cost $ 181,594)                                                    190,473
                                                                   --------

Principal Amount

Short-Term Investments (13.8%)

    $65,742,300               N&B Securities Lending Quality
                               Fund, LLC                             65,742 ++
      2,407,988               Neuberger Berman Institutional
                               Cash Fund Trust Class                  2,408 @
                                                                    -------

Total Short-Term Investments
(Cost $68,150)                                                       68,150 #
                                                                    -------

Total Investments (157.6%)
(Cost $675,776)                                                     780,185 ##
Liabilities, less cash, receivables
   and other assets [(11.6%)]                                       (56,993) @@
Liquidation Value of Auction
   Market Preferred shares [(46.0%)]                               (228,000)
                                                                   --------
Total Net Assets applicable to Common
Shareholders (100.0%)                                               495,192
                                                                   --------

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#      At cost, which approximates market value.

## At July 31, 2004, the cost of investments for U.S. Federal income tax purposes was $675,776,000. Gross unrealized appreciation of investments was $108,023,000 and gross unrealized depreciation of investments was $3,614,000, resulting in net unrealized appreciation of $104,409,000, based on cost for U.S. Federal income tax purposes.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2004, these securities amounted to $6,684,000 or 1.3% of net assets applicable to common shareholders.

(00)   Security is segregated as collateral for interest rate swap contracts.

ss.    All or a portion of this security is on loan.

++     Affiliated issuer.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc.

@@ At July 31, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                             Rate Type
                                                      ----------------------

                                                                                    Accrued
                                                      Payments      Payments   Net Interest
       Swap                Notional     Termination    made by   received by     Receivable     Unrealized        Total
       Counter Party         Amount            Date   the Fund   the Fund(1)      (Payable)   Appreciation   Fair Value
       Citibank, N.A.   $83,000,000   June 26, 2007      2.22%         1.45%      $(10,652)     $3,002,343   $2,991,691
       Citibank, N.A.   $82,000,000   June 26, 2008      2.58%         1.45%       (15,443)      3,887,824    3,872,381
                                                                                   --------      ---------    ---------
                                                                                   (26,095)      6,890,167    6,864,072

       (1) 30 day LIBOR (London Interbank Offered Rate)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund, Inc.


By: /s/ Peter E. Sundman
    -------------------------
    Name:   Peter E. Sundman
    Title:  Chief Executive Officer

Date:  September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Peter E. Sundman
    -------------------------
    Name:   Peter E. Sundman
    Title:  Chief Executive Officer

Date:  September 28, 2004


By: /s/ Barbara Muinos
    --------------------------
    Name:   Barbara Muinos
    Title:  Treasurer and Principal Financial
            and Accounting Officer

Date:  September 28, 2004